iShares
®
U.S. Industrials ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  19 .9%
ATI, Inc.
(a)
.............................. 35,881 $ 4,316,484
Axon Enterprise, Inc.
(a)
..................... 19,863 9,605,350
Boeing Co. (The)
(a)
........................ 199,280 46,575,722
BWX Technologies, Inc. .................... 24,323 4,996,674
Curtiss-Wright Corp. ....................... 10,055 6,603,018
General Dynamics Corp. .................... 67,382 23,657,146
General Electric Co. ....................... 277,339 85,084,832
HEICO Corp. ........................... 11,314 3,743,916
HEICO Corp. , Class A ...................... 19,988 5,088,745
Howmet Aerospace, Inc. .................... 106,965 22,257,277
Huntington Ingalls Industries, Inc. .............. 10,395 4,371,201
Karman Holdings, Inc.
(a) (b)
................... 13,555 1,407,009
L3Harris Technologies, Inc. .................. 49,753 17,057,816
Leonardo DRS, Inc. ....................... 19,958 819,475
Loar Holdings, Inc.
(a) (b)
...................... 11,460 785,927
Lockheed Martin Corp. ..................... 55,000 34,882,100
Northrop Grumman Corp. ................... 36,125 25,007,893
Rocket Lab Corp.
(a) (b)
...................... 110,250 8,827,718
RTX Corp. ............................. 356,710 71,673,740
StandardAero, Inc.
(a)
....................... 38,100 1,176,909
Textron, Inc. ............................ 46,796 4,120,856
TransDigm Group, Inc. ..................... 14,724 21,019,099
Woodward, Inc. .......................... 15,966 5,074,633
408,153,540
a
Air Freight & Logistics  —  2 .6%
CH Robinson Worldwide, Inc. ................ 31,293 6,100,570
Expeditors International of Washington, Inc. ....... 35,995 5,778,637
FedEx Corp. ............................ 57,116 18,405,631
GXO Logistics, Inc.
(a)
...................... 29,977 1,696,399
United Parcel Service, Inc. , Class B ............ 195,774 20,795,114
52,776,351
a
Building Products  —  4 .6%
A O Smith Corp. ......................... 30,326 2,228,658
AAON, Inc. ............................. 17,991 1,638,261
Advanced Drainage Systems, Inc. ............. 18,768 2,853,487
Allegion PLC ............................ 22,955 3,796,527
Armstrong World Industries, Inc. ............... 11,440 2,101,986
Builders FirstSource, Inc.
(a)
.................. 29,006 3,318,286
Carlisle Companies, Inc. .................... 11,026 3,758,653
Carrier Global Corp. ....................... 209,233 12,466,102
Fortune Brands Innovations, Inc. .............. 32,290 1,746,889
Hayward Holdings, Inc.
(a)
.................... 52,341 844,784
Johnson Controls International PLC ............ 176,123 21,004,429
Lennox International, Inc. ................... 8,476 4,196,298
Masco Corp. ............................ 55,349 3,658,015
Owens Corning .......................... 22,119 2,650,741
Simpson Manufacturing Co., Inc. .............. 11,159 1,972,688
Trane Technologies PLC .................... 59,430 24,995,069
Trex Co., Inc.
(a)
.......................... 28,674 1,187,677
94,418,550
a
Chemicals  —  2 .2%
Axalta Coating Systems Ltd.
(a)
................ 56,769 1,906,303
Dow, Inc. .............................. 188,547 5,194,470
DuPont de Nemours, Inc. ................... 111,605 4,901,691
PPG Industries, Inc. ....................... 59,861 6,921,727
RPM International, Inc. ..................... 33,877 3,623,484
Sherwin-Williams Co. (The) .................. 61,565 21,833,412
44,381,087
a
Security Shares Value
a
Commercial Services & Supplies  —  1 .4%
Cintas Corp. ............................ 91,743 $ 17,558,693
MSA Safety, Inc. ......................... 9,817 1,739,082
Tetra Tech, Inc. .......................... 69,958 2,634,618
Veralto Corp. ............................ 63,534 6,288,595
28,220,988
a
Construction & Engineering  —  2 .6%
AECOM ............................... 35,349 3,408,704
API Group Corp.
(a)
........................ 98,230 4,083,421
Comfort Systems USA, Inc. .................. 9,279 10,597,546
EMCOR Group, Inc. ....................... 11,781 8,490,920
Everus Construction Group, Inc.
(a)
.............. 13,592 1,202,756
MasTec, Inc.
(a)
........................... 16,582 3,987,639
Quanta Services, Inc. ...................... 39,283 18,644,890
Valmont Industries, Inc. ..................... 5,174 2,305,328
WillScot Holdings Corp. , Class A .............. 47,152 944,455
53,665,659
a
Construction Materials  —  2 .2%
CRH PLC .............................. 180,733 22,123,527
Eagle Materials, Inc. ....................... 8,495 1,731,366
James Hardie Industries PLC
(a) (b)
.............. 40,156 923,187
Martin Marietta Materials, Inc. ................ 16,013 10,439,675
Vulcan Materials Co. ...................... 35,230 10,588,024
45,805,779
a
Consumer Finance  —  4 .6%
American Express Co. ..................... 143,976 50,704,028
Capital One Financial Corp. .................. 167,607 36,694,201
Synchrony Financial ....................... 95,910 6,965,943
94,364,172
a
Containers & Packaging  —  1 .5%
Amcor PLC ............................. 122,885 5,437,661
AptarGroup, Inc. ......................... 17,419 2,176,504
Ball Corp. .............................. 72,541 4,125,407
Crown Holdings, Inc. ...................... 30,919 3,236,601
Graphic Packaging Holding Co. ............... 78,471 1,149,600
Packaging Corp. of America ................. 23,529 5,236,379
Sealed Air Corp. ......................... 38,903 1,629,258
Silgan Holdings, Inc. ....................... 23,777 1,025,977
Smurfit Westrock PLC ..................... 138,830 5,779,493
Sonoco Products Co. ...................... 26,422 1,268,256
31,065,136
a
Diversified Consumer Services  —  0 .0%
ADT, Inc. .............................. 137,210 1,097,680
a
Electrical Equipment  —  7 .7%
Acuity, Inc. ............................. 8,217 2,541,025
AMETEK, Inc. ........................... 61,393 13,750,804
Eaton Corp. PLC ......................... 104,481 36,716,713
Emerson Electric Co. ...................... 150,330 22,092,497
GE Vernova, Inc. ......................... 72,892 52,946,562
Generac Holdings, Inc.
(a)
.................... 15,496 2,603,948
Hubbell, Inc. ............................ 14,243 6,949,729
nVent Electric PLC ........................ 42,434 4,763,641
Regal Rexnord Corp. ...................... 17,611 2,844,177
Rockwell Automation, Inc. ................... 30,156 12,715,277
Sensata Technologies Holding PLC ............ 38,871 1,344,548
159,268,921
a
Electronic Equipment, Instruments & Components  —  1 .4%
Cognex Corp. ........................... 44,754 1,733,770
Crane NXT Co. .......................... 12,974 655,447
Keysight Technologies, Inc.
(a)
................. 45,859 9,920,677

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
U.S. Industrials ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Littelfuse, Inc. ........................... 6,592 $ 2,134,226
Ralliant Corp. ........................... 29,966 1,587,299
Teledyne Technologies, Inc.
(a)
................. 12,374 7,675,592
Vontier Corp. ............................ 38,982 1,461,825
Zebra Technologies Corp. , Class A
(a)
............ 13,560 3,186,329
28,355,165
a
Financial Services  —  15 .6%
Affirm Holdings, Inc. , Class A
(a)
................ 73,231 4,415,829
Block, Inc. , Class A
(a)
...................... 142,844 8,632,063
Corpay, Inc.
(a)
........................... 18,119 5,700,781
Euronet Worldwide, Inc.
(a)
................... 10,396 753,294
Fidelity National Information Services, Inc. ........ 140,334 7,753,454
Fiserv, Inc.
(a)
............................ 142,929 9,108,865
Global Payments, Inc. ..................... 64,180 4,604,273
Jack Henry & Associates, Inc. ................ 19,438 3,483,484
Mastercard, Inc. , Class A .................... 214,473 115,555,908
PayPal Holdings, Inc. ...................... 250,005 13,172,764
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 17,636 1,041,229
Visa, Inc. , Class A ........................ 448,814 144,441,810
Western Union Co. (The) ................... 65,068 609,687
WEX, Inc.
(a) (b)
............................ 9,086 1,398,335
320,671,776
a
Ground Transportation  —  4 .8%
CSX Corp. ............................. 500,809 18,910,548
JB Hunt Transport Services, Inc. .............. 20,399 4,135,285
Knight-Swift Transportation Holdings, Inc. , Class A .. 41,921 2,309,847
Landstar System, Inc. ...................... 9,078 1,355,890
Norfolk Southern Corp. ..................... 60,167 17,523,037
Old Dominion Freight Line, Inc. ............... 49,659 8,600,939
Ryder System, Inc. ........................ 10,471 2,002,893
Saia, Inc.
(a)
............................. 7,106 2,379,586
Schneider National, Inc. , Class B .............. 12,255 328,924
Union Pacific Corp. ....................... 159,453 37,487,400
XPO, Inc.
(a) (b)
............................ 30,533 4,522,243
99,556,592
a
Household Durables  —  0 .2%
Mohawk Industries, Inc.
(a)
................... 13,542 1,603,102
TopBuild Corp.
(a)
......................... 7,475 3,498,674
5,101,776
a
Industrial Conglomerates  —  2 .9%
3M Co. ................................ 142,245 21,786,244
Honeywell International, Inc. ................. 169,558 38,577,836
60,364,080
a
IT Services  —  2 .1%
Accenture PLC , Class A .................... 166,898 44,000,989
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 17,515 1,405,053
a
Life Sciences Tools & Services  —  0 .4%
Mettler-Toledo International, Inc.
(a)
............. 5,508 7,563,806
a
Machinery  —  15 .2%
AGCO Corp. ............................ 16,565 1,878,637
Allison Transmission Holdings, Inc. ............. 22,188 2,411,836
Caterpillar, Inc. .......................... 123,440 81,144,518
CNH Industrial N.V. ....................... 233,386 2,511,233
Crane Co. .............................. 13,084 2,389,662
Cummins, Inc. ........................... 36,662 21,220,699
Deere & Co. ............................ 65,149 34,398,672
Donaldson Co., Inc. ....................... 30,943 3,154,329
Security Shares Value
a
Machinery (continued)
Dover Corp. ............................ 36,122 $ 7,278,222
Esab Corp. ............................. 15,216 1,842,658
Flowserve Corp. ......................... 33,741 2,636,859
Fortive Corp. ............................ 84,550 4,465,085
Gates Industrial Corp. PLC
(a)
................. 67,797 1,560,687
Graco, Inc. ............................. 44,250 3,864,352
IDEX Corp. ............................. 20,190 4,008,724
Illinois Tool Works, Inc. ..................... 77,315 20,199,317
Ingersoll Rand, Inc. ....................... 105,953 9,121,494
ITT, Inc. ............................... 22,583 4,116,881
Lincoln Electric Holdings, Inc. ................ 14,307 3,796,362
Middleby Corp. (The)
(a)
..................... 12,707 1,870,089
Nordson Corp. ........................... 14,175 3,891,463
Oshkosh Corp. .......................... 16,754 2,409,560
Otis Worldwide Corp. ...................... 103,967 8,880,861
PACCAR, Inc. ........................... 137,323 16,878,370
Parker-Hannifin Corp. ...................... 33,719 31,555,589
Pentair PLC ............................ 43,580 4,592,025
Snap-on, Inc. ........................... 13,651 4,997,768
Stanley Black & Decker, Inc. ................. 41,318 3,250,074
Toro Co. (The) ........................... 26,255 2,402,332
Westinghouse Air Brake Technologies Corp. ....... 45,176 10,396,805
Xylem, Inc. ............................. 64,848 8,940,594
312,065,757
a
Marine Transportation  —  0 .1%
Kirby Corp.
(a)
............................ 14,878 1,750,546
a
Paper & Forest Products  —  0 .1%
Louisiana-Pacific Corp. ..................... 16,714 1,399,630
a
Professional Services  —  3 .4%
Amentum Holdings, Inc.
(a)
................... 42,681 1,527,126
Automatic Data Processing, Inc. ............... 108,598 26,804,159
Booz Allen Hamilton Holding Corp. , Class A ....... 31,865 2,817,503
Equifax, Inc. ............................ 32,601 6,565,842
ExlService Holdings, Inc.
(a)
.................. 41,128 1,610,161
FTI Consulting, Inc.
(a)
...................... 8,021 1,401,028
Genpact Ltd. ............................ 42,899 1,891,846
Jacobs Solutions, Inc. ...................... 31,724 4,290,988
ManpowerGroup, Inc. ...................... 12,294 446,641
Paychex, Inc. ........................... 85,986 8,867,736
Paylocity Holding Corp.
(a)
................... 11,763 1,587,770
Robert Half, Inc. ......................... 26,094 903,113
TransUnion ............................. 51,956 4,105,563
Verisk Analytics, Inc. , Class A ................. 37,305 8,112,345
70,931,821
a
Semiconductors & Semiconductor Equipment  —  0 .2%
MKS, Inc. .............................. 17,872 4,207,248
a
Software  —  0 .8%
Aurora Innovation, Inc. , Class A
(a) (b)
............. 310,723 1,305,037
BILL Holdings, Inc.
(a)
....................... 21,436 925,392
Fair Isaac Corp.
(a)
......................... 6,232 9,118,475
Trimble, Inc.
(a)
........................... 63,492 4,292,059
15,640,963
a
Trading Companies & Distributors  —  3 .2%
Air Lease Corp. , Class A .................... 27,740 1,792,836
Applied Industrial Technologies, Inc. ............ 9,966 2,595,246
Core & Main, Inc. , Class A
(a)
.................. 50,674 2,703,965
Ferguson Enterprises, Inc. ................... 50,915 12,854,001
FTAI Aviation Ltd. ......................... 27,154 7,394,577
MSC Industrial Direct Co., Inc. , Class A .......... 11,808 995,887
QXO, Inc.
(a) (b)
............................ 162,447 3,603,075

iShares
®
U.S. Industrials ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Trading Companies & Distributors (continued)
United Rentals, Inc. ....................... 16,902 $ 13,218,378
Watsco, Inc. ............................ 9,292 3,590,893
WESCO International, Inc. ................... 12,792 3,702,389
WW Grainger, Inc. ........................ 11,679 12,612,619
65,063,866
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,783,246,539 ) ............................... 2,051,296,931
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(c) (d) (e)
...................... 11,738,770 11,744,639
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(c) (d)
............................ 2,535,705 2,535,705
a
Total Short-Term Securities — 0.7%
(Cost: $ 14,279,061 ) ................................. 14,280,344
Total Investments — 100.5%
(Cost: $ 1,797,525,600 ) ............................... 2,065,577,275
Liabilities in Excess of Other Assets — ( 0 .5 ) % ............... (11,069,786)
Net Assets — 100.0% ................................. $ 2,054,507,489
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 7,204,493  $ 4,538,125
(a)
$ —  $ 2,035  $ (14) $ 11,744,639  11,738,770  $ 26,612
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 1,804,346  731,359
(a)
—  —  —  2,535,705  2,535,705  59,452  —
$ —  $ 2,035  $ (14)
$ 14,280,344
$ 86,064  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Select Sector Index ......................................................... 16 03/20/26 $ 2,678 $ 92,688

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
U.S. Industrials ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,051,296,931  $ —  $ —  $ 2,051,296,931
Short-Term Securities
Money Market Funds ...................................... 14,280,344  —  —  14,280,344
$ 2,065,577,275  $ —  $ —  $ 2,065,577,275
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 92,688  $ —  $ —  $ 92,688
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.